Financing Receivables	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Financing Receivables	FINANCING RECEIVABLES
Financing receivables primarily consist of client loan and installment payment receivables (loans), investment in sales-type and direct financing leases (collectively referred to as client financing receivables) and commercial financing receivables. Loans are provided primarily to clients to finance the purchase of IBM hardware, software and services. Payment terms on these financing arrangements are for terms generally up to seven years. Investment in sales-type and direct financing leases relate principally to the company’s Infrastructure products and are for terms generally up to five years. Commercial financing receivables, which consist of both held-for-investment and held-for-sale receivables, relate primarily to working capital financing for business partners and distributors of IBM products and services. Payment terms for working capital financing generally range from 30 to 60 days.
A summary of the components of the company’s financing receivables is presented as follows:

($ in millions)
	Client Financing Receivables
	Client Loan and Installment Payment Receivables (Loans)	Investment in Sales-Type and Direct Financing Leases	Commercial Financing Receivables
At December 31, 2023:			Held for Investment	Held for Sale (1)	Total
Financing receivables, gross	$7,060	$4,261	$1,160	$692	$13,173
Unearned income	(486)	(429)	—	—	(915)
Unguaranteed residual value	—	458	—	—	458
Amortized cost	$6,574	$4,290	$1,160	$692	$12,716
Allowance for credit losses	(87)	(63)	(6)	—	(156)
Total financing receivables, net	$6,486	$4,227	$1,155	$692	$12,560
Current portion	$3,427	$1,520	$1,155	$692	$6,793
Noncurrent portion	$3,059	$2,707	$—	$—	$5,766

($ in millions)
	Client Financing Receivables
	Client Loan and Installment Payment Receivables (Loans)	Investment in Sales-Type and Direct Financing Leases	Commercial Financing Receivables
At December 31, 2022:			Held for Investment	Held for Sale (1)	Total
Financing receivables, gross	$8,875	$4,023	$299	$939	$14,136
Unearned income	(439)	(351)	—	—	(790)
Unguaranteed residual value	—	422	—	—	422
Amortized cost	$8,437	$4,094	$299	$939	$13,769
Allowance for credit losses	(108)	(60)	(5)	—	(173)
Total financing receivables, net	$8,329	$4,034	$293	$939	$13,596
Current portion	$5,073	$1,485	$293	$939	$7,790
Noncurrent portion	$3,256	$2,549	$—	$—	$5,806
(1)    The carrying value of the receivables classified as held for sale approximates fair value.
The company has a long-standing practice of taking mitigation actions, in certain circumstances, to transfer credit risk to third parties. These actions may include credit insurance, financial guarantees, nonrecourse secured borrowings, transfers of receivables recorded as true sales in accordance with accounting guidance or sales of equipment under operating lease. Sale of receivables arrangements are also utilized in the normal course of business as part of the company’s cash and liquidity management.
Financing receivables pledged as collateral for secured borrowings were $232 million and $349 million at December 31, 2023 and 2022, respectively. These borrowings are included in note P, “Borrowings.”
Transfer of Financial Assets
The company has an existing agreement with a third-party investor to sell IBM short-term commercial financing receivables on a revolving basis. This agreement allowed for sales up to $3.0 billion. In December 2023, the company amended and renewed its agreement to sell up to $1.9 billion and reducing to $1.3 billion in January 2024, for one year. In addition, the company enters into agreements with third-party financial institutions to sell certain of its client financing receivables, including both loan and lease receivables, for cash proceeds. There were no material client financing receivables transferred for the years ended December 31, 2023 and 2022.
The following table presents the total amount of commercial financing receivables transferred.

($ in millions)
For the year ended December 31:	2023	2022
Commercial financing receivables
Receivables transferred during the period	$9,248	$9,029
Receivables uncollected at end of period (1)	$1,600	$1,561
(1)    Of the total amount of commercial financing receivables sold and derecognized from the Consolidated Balance Sheet, the amounts presented remained uncollected from business partners as of December 31, 2023 and 2022.
The transfer of these receivables qualified as true sales and therefore reduced financing receivables. The cash proceeds from the sales are included in cash flows from operating activities. For the twelve months ended December 31, 2023 and 2022, the net loss, including fees, associated with the transfer of commercial financing receivables was $98 million and $62 million, respectively, and is included in other (income) and expense in the Consolidated Income Statement.
Financing Receivables by Portfolio Segment
The following tables present the amortized cost basis for client financing receivables at December 31, 2023 and 2022, further segmented by three classes: Americas, Europe/Middle East/Africa (EMEA) and Asia Pacific. The commercial financing receivables portfolio segment is excluded from the tables in the sections below as the receivables are short term in nature and the current estimated risk of loss and resulting impact to the company’s financial results are not material.

($ in millions)
At December 31, 2023:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$6,488	$3,007	$1,368	$10,863
Allowance for credit losses
Beginning balance at January 1, 2023	$88	$60	$20	$168
Write-offs	(9)	(1)	(8)	(18)
Recoveries	0	2	3	5
Additions/(releases)	5	(14)	(4)	(12)
Other (1)	7	1	(1)	8
Ending balance at December 31, 2023	$92	$48	$11	$150

($ in millions)
At December 31, 2022:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$7,281	$3,546	$1,704	$12,531
Allowance for credit losses
Beginning balance at January 1, 2022	$111	$61	$23	$195
Write-offs	(20)	(3)	(2)	(25)
Recoveries	1	0	4	5
Additions/(releases)	(5)	6	(4)	(3)
Other (1)	2	(5)	(2)	(4)
Ending balance at December 31, 2022	$88	$60	$20	$168
(1)    Primarily represents translation adjustments.
When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For the company’s policy on determining allowances for credit losses, refer to note A, “Significant Accounting Policies.”
Past Due Financing Receivables
The company summarizes information about the amortized cost basis for client financing receivables, including amortized cost aged over 90 days and still accruing, billed invoices aged over 90 days and still accruing, and amortized cost not accruing.

($ in millions)
At December 31, 2023:	Total Amortized Cost	Amortized Cost > 90 Days (1)	Amortized Cost > 90 Days and Accruing (1)	Billed Invoices > 90 Days and Accruing	Amortized Cost Not Accruing (2)
Americas	$6,488	$111	$40	$6	$71
EMEA	3,007	31	1	1	31
Asia Pacific	1,368	9	1	0	8
Total client financing receivables	$10,863	$151	$43	$7	$110

($ in millions)
At December 31, 2022:	Total Amortized Cost	Amortized Cost > 90 Days (1)	Amortized Cost > 90 Days and Accruing (1)	Billed Invoices > 90 Days and Accruing	Amortized Cost Not Accruing (2)
Americas	$7,281	$272	$198	$22	$74
EMEA	3,546	52	8	1	46
Asia Pacific	1,704	20	3	1	17
Total client financing receivables	$12,531	$344	$208	$23	$137
(1)    At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
(2)    Of the amortized cost not accruing, there was a related allowance of $106 million and $122 million at December 31, 2023 and 2022, respectively. Financing income recognized on these receivables was immaterial for the years ended December 31, 2023 and 2022.
Credit Quality Indicators
The company’s credit quality indicators, which are based on rating agency data, publicly available information and information provided by customers, are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Moody’s Investors Service credit ratings as shown below. The company uses information provided by Moody’s, where available, as one of many inputs in its determination of customer credit ratings. The credit quality of the customer is evaluated based on these indicators and is assigned the same risk rating whether the receivable is a lease or a loan.
The following tables present the amortized cost basis for client financing receivables by credit quality indicator at December 31, 2023 and 2022, respectively. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. The credit quality indicators reflect mitigating credit enhancement actions taken by customers which reduce the risk to IBM. Gross write-offs by vintage year at December 31, 2023 were not material.

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2023:	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C
Vintage year
2023	$2,292	$1,028	$750	$520	$501	$70
2022	1,645	268	687	374	386	42
2021	655	85	284	83	110	40
2020	205	79	106	60	97	22
2019	104	23	58	38	40	8
2018 and prior	55	50	16	30	39	12
Total	$4,955	$1,533	$1,901	$1,106	$1,174	$195

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2022:	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C
Vintage year
2022	$3,316	$1,097	$1,447	$704	$799	$96
2021	1,197	323	451	159	203	65
2020	559	217	258	158	210	49
2019	251	91	161	99	127	22
2018	128	26	42	16	84	21
2017 and prior	32	45	14	38	12	17
Total	$5,482	$1,800	$2,373	$1,173	$1,434	$269
Modifications and Troubled Debt Restructurings
The company did not have any significant modifications due to financial difficulty for the year ended December 31, 2023. The company did not have any significant troubled debt restructurings for the year ended December 31, 2022.